UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22517

ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 440-7460

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) As of June 30, 2014

Strategy	Investments	Cost	Fair Value
Investment Funds - 97.51% Asset-Backed Securities - 18.80%
	East Lodge Capital Credit Opportunities Fund Ltd.	$4,000,000	$4,072,463
	Halcyon Structured Opportunities Fund, LP*	13,992	9,040
	Perella Weinberg Partners Asset Based Value Offshore Fund LP	4,660,627	5,683,539
	Pine River Fixed Income Fund Ltd.	5,978,811	7,252,909
	Seer Capital Partners Offshore Fund Ltd.	5,350,000	6,315,188
	Serengeti Lycaon Overseas Ltd	4,599,402	6,111,866
	Serengeti Segregated Portfolio Company, Ltd.	530,698	703,657
			30,148,662
Equity Special Situations - 9.09%
	Ironsides Partners Special Situations Offshore Fund Ltd.	1,385,268	1,641,056
	Jet Capital Concentrated Offshore Fund, Ltd.	3,997,383	5,605,642
	Jet Capital Select Opportunities Offshore Fund, Ltd.	2,100,000	2,509,586
	Pershing Square Holdings, Ltd	2,602,093	3,603,942
	Third Point Offshore Investors Ltd	776,947	1,210,524
			14,570,750
Event Driven/Distressed - 19.86%
	Anchorage Capital Partners Offshore, Ltd	8,618,631	10,840,993
	Anchorage Capital Partners, LP	11,470	342
	Archer Capital Fund LP*	49,478	44,148
	Archer SPE I, L.L.C.*	67,294	43,665
	Drawbridge Special Opportunities Fund, L.P.*	1,020,056	1,651,963
	Garrison Special Opportunities Fund LP*	707,610	681,830
	New Point V Ltd	145,107	157,358
	New Point VI Ltd	286,650	317,696
	Redwood Offshore Fund, Ltd	7,900,000	10,261,831
	Silver Lake Credit Fund (Offshore), Ltd	7,690	8,505
	Venor Capital Offshore Ltd.	6,100,000	7,827,930
			31,836,261
Global Macro - 17.47%
	Autonomy Global Macro Fund Ltd	7,300,000	8,272,054
	BH Macro Ltd	2,988,694	2,867,687
	Brevan Howard Fund Limited	3,068,126	3,208,406
	D.E. Shaw Oculus International Fund	3,026,248	3,447,668
	Discovery Global Macro Fund Ltd.	4,500,000	4,186,028
	Fortress Macro Fund Ltd	3,600,000	3,706,530
	Tyticus Partners II Ltd	83,103	65,836
	WCG Offshore Fund, Ltd	2,125,312	2,263,183
			28,017,392

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Strategy	Investments	Shares	Cost	Fair Value
Investment Funds - 97.51% (continued) Long/Short Equity - 23.54%
	Cadian Offshore Fund Ltd.		$5,708,434	$5,985,744
	Marble Arch Offshore Partners Ltd		6,020,568	6,654,754
	Pelham Long/Short Fund Ltd		4,400,000	5,974,456
	Squadra Equity Fund Ltd		2,750,000	2,812,374
	SRS Partners, Ltd.		6,250,000	9,090,399
	SRS Special Opportunities Master II LP		1,250,000	1,587,538
	Tekne Offshore Fund, Ltd.		4,700,000	5,608,369
	TPG-Axon Partners, LP*		47,137	37,210
				37,750,844
Relative Value - 8.75%
	D.E. Shaw Composite International Fund		7,000,000	8,005,418
	Kildonan Castle Global Credit Opportunity Fund Ltd.		5,500,000	5,935,896
	QVT SLV Onshore Ltd*		26,171	55,233
	QVT Special Investment Onshore Fund Ltd*		17,475	27,614
				14,024,161

Investments in Securities - 1.78% Collateralized Loan Obligation - 0.78%
	Anchorage Capital CLO 4 Ltd.		1,250,000	1,250,000
				1,250,000
Equity - 1.00%
	Garrison Capital, Inc.	104,946	1,469,212	1,605,674
				1,605,674

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Strategy	Investments	Strike Price	Expiration Date	Cost	Fair Value
Purchased Options - 0.01% Index Options - 0.01%
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,900	08/16/2014	$21,064	$10,120
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,860	07/19/2014	19,398	1,290
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,830	07/19/2014	12,824	1,240
					12,650
Total Investments (Cost $134,042,973**) - 99.30%					159,216,394
Other Assets and Liabilities, net - 0.70%					1,117,550
Net Assets - 100.00%					$160,333,944

Percentages shown are stated as a percentage of net assets as of June 30, 2014. All investments in Investment Funds are non- income producing.

*	Investment Fund held in ASGI Special Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2014, as computed for federal tax purposes, were as follows:

	Aggregate cost	$150,747,638

	Gross unrealized appreciation	$10,044,082
	Gross unrealized depreciation	(1,575,326)
	Net unrealized appreciation	$8,468,756

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Investments by Strategy (as a percentage of total investments)
Investment Funds
Long/Short Equity	23.71%
Event Driven/Distressed	19.99
Asset-Backed Securities	18.94
Global Macro	17.60
Equity Special Situations	9.15
Relative Value	8.81
Total Investment Funds	98.20
Purchased Options Investments in Securities	0.01
Equity	1.01
Collateralized Loan Obligation	0.78
Total Investments in Securities	1.79
100.00%

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Credit Default Swaps Outstanding as of June 30, 2014:
Credit Default Swap Agreements on Credit Indices - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	iTraxx Europe Series 9 Version 1	Buy	(0.25)	6/20/2015	€285,000	(1,274)	(848)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.19	Buy	(5.00)	12/20/2017	$403,920	(37,177)	(11,893)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.22	Buy	(5.00)	6/20/2019	$762,300	(66,013)	(64,346)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(30,805)	10,538
						$(135,269)	$(66,549)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	(1,920)	3,845
Morgan Stanley Capital Services Inc.	BorgWarner, Inc.	Buy	(1.00)	3/20/2015	$57,000	(375)	(816)
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(1,737)	(1,465)
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	(1,920)	3,845
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(2,370)	(972)
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	(84)	141
Morgan Stanley Capital Services Inc.	Federal Republic Of Germany	Buy	(0.12)	9/20/2018	$114,000	99	4,324
Morgan Stanley Capital Services Inc.	Kingdom Of Spain	Buy	(0.40)	3/20/2018	$21,000	88	3,611
Morgan Stanley Capital Services Inc.	Kingdom Of Sweden	Buy	(0.69)	12/20/2015	$42,000	(417)	(606)
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	(357)	2,235
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	(960)	1,923
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	(71)	212
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	(1,463)	(1,057)
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$63,000	(258)	1,054
Morgan Stanley Capital Services Inc.	Simon Property Group. LP	Buy	(1.00)	12/20/2014	$126,000	(568)	(948)
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	53	1,988
						$(12,260)	$17,314

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Written Options Open as of June 30, 2014

Description	Strike Price	Expiration Date	Premium Received/(Paid)	Fair Value
Index Options
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,940	07/19/2014	$7,782	$(16,680)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,950	07/19/2014	5,576	(16,320)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,990	08/16/2014	10,376	(8,120)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,780	07/19/2014	7,176	(800)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,810	07/19/2014	11,382	(720)
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,830	08/16/2014	9,576	(4,520)
			$51,868	$(47,160)

Forward Foreign Currency Exchange Contract Open as of June 30, 2014

Description	Origination Value	Current Value	Unrealized Appreciation/ (Depreciation)
Buy USD, Sell BRL settling 7/8/2014	$275,517	$286,538	$(11,021)

A summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivative instruments not accounted for as hedging instruments	Location on Consolidated Statement of Assets, Liabilities and Net Assets	Fair Value
Asset derivative instruments
Credit Contracts	Credit default swaps, at fair value	$240
Equity Contracts	Purchased index option contracts, at fair value	12,650
Total asset derivative instruments		$12,890

Liability derivative instruments
Credit Contracts	Credit default swaps, at fair value	$(147,769)
Equity Contracts	Written index option contracts, at fair value	(47,160)
Foreign Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contract	(11,021)
Total liability derivative instruments		$(205,950)

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the three months ended June 30, 2014 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Forwards	Total
Equity Contracts	$(30,421)	$–	$–	$(30,421)
Foreign Exchange Contracts	4,036	–	–	4,036
Credit Contracts	–	5,885	–	5,885
Total	$(26,385)	$5,885	$–	$(20,500)

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Forwards	Total
Equity Contracts	$(34,455)	$–	$–	$(34,455)
Foreign Exchange Contracts	1,646	–	–	1,646
Credit Contracts	–	(4,881)	(11,021)	(15,902)
Total	$(32,809)	$(4,881)	$(11,021)	$(48,711)

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Fair Value Measurements

ASGI Corbin Multi-Strategy Fund, LLC and its wholly-owned subsidiary, ASGI Special Asset Holdings, Inc. (together, the "Fund") measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Alternative Strategies Group, Inc. (the "Adviser") considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in various collective investment vehicles ("Investment Funds").  Investments in Investment Funds and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end. All other investments in Investment Funds are classified as Level 3.

The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. The fair value of written and purchased over-the-counter currency options, swaptions, futures, forward foreign currency exchange contracts, credit default swaps, and collateralized loan obligations can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these investments within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2014 is as follows:

Description	Total Fair Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Other Financial Instruments
Assets
Purchased Options	$12,650	$12,650	$–	$–
Credit Default Swaps	240		240	–
Liabilities
Written Options	(47,160)	(47,160)	–	–
Forward foreign currency exchange contracts	(11,021)	–	(11,021)	–
Credit Default Swaps	(147,769)	–	(147,769)	–

Investment Funds
Asset-Backed Securities	30,148,662	–	8,779,248	21,369,414
Equity Special Situations	14,570,750	1,210,524	7,235,368	6,124,858
Event Driven/Distressed	31,836,261	–	4,696,112	27,140,149
Global Macro	28,017,392	2,867,687	13,715,959	11,433,746
Long/Short Equity	37,750,844	–	15,386,583	22,364,261
Relative Value	14,024,161	–	4,118,259	9,905,902

Investments in Securities
Collateralized Loan Obligation	1,250,000	–	1,250,000	–
Equity	1,605,674	1,605,674	–	–
Total Investments	$159,010,684	$5,649,375	$55,022,979	$98,338,330

There were no transfers between Level 1 and Level 2 during the three month period ended June 30, 2014.

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of April 1, 2014	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of June 30, 2014
Investments in Investment Funds
Asset-Backed Securities	$17,442,336	$9,416	$494,553	$4,500,000	$(38,315)	$1,771,114	$(2,809,690)	$21,369,414
Equity Special Situation	5,096,247	21,620	486,991	700,000	(180,000)	–	–	6,124,858
Event Driven/Distressed	25,486,745	51,164	737,608	500,000	(143,307)	5,054,536	(4,546,597)	27,140,149
Global Macro	11,060,456	–	195,841	2,000,000	–	–	(1,822,551)	11,433,746
Long/Short Equities	17,394,138	–	622,925	1,350,000	–	4,277,070	(1,279,872)	22,364,261
Relative Value	9,018,511	(35,483)	357,990	1,697,276	(50,656)	–	(1,081,736)	9,905,902
Total	$85,498,433	$46,717	$2,895,908	$10,747,276	$(412,278)	$11,102,720	$(11,540,446)	$98,338,330

The following table is the net change in unrealized appreciation/(depreciation) for the period ended June 30, 2014 related to Level 3 investments in Investment Funds still held by the Fund as of June 30, 2014:

Investments in Investments Funds	Net change in unrealized appreciation/ (depreciation)
Asset-Backed Securities	$494,553
Equity Special Situation	486,991
Event Driven/Distressed	737,608
Global Macro	195,841
Long/Short Equities	622,925
Relative Value	354,068
Total	$2,891,986

All transfers into Level 3 during the period end were due to a portion of the Fund's investment in certain Investment Funds not being available for withdrawal within 90 days of period end. All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund's investment in these Investment Funds now being available for withdrawal within 90 days of period end.

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment.

While redemptions from the Investment Funds are typically permitted monthly, quarterly, semi-annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the three month period ended June 30, 2014. As of June 30, 2014, the Fund had unfunded capital commitments of $1,213,350.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2014:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than  those of a specific corporation.  Strategies employ an investment process designed to isolate attractive opportunities  between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur.  Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

ASGI Corbin Multi-Strategy Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2014

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed- income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Please refer to the March 31, 2014 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 28, 2014

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.